Income Taxes - Schedule of statutory income tax rate to the pre-tax loss before income taxes (Detail) - ColdQuanta, Inc. dba Infleqtion [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Line Items]
U.S. federal statutory income tax, Value		$ (6,677)	$ (11,290)
State and local income taxes, Value	[1]	(38)	(110)
Foreign tax effects		284	(55)
Non-deductible expenses, Value		232	123
Change in valuation allowance (Federal and State)		6,077	10,323
Return to provision adjustment, Value		32	252
Rate difference, Value		61	675
Others, Value		29	80
Total tax (benefit) expense, Value		$ 0	$ (2)
U.S. federal statutory income tax		21.00%	21.00%
State and local income taxes	[1]	0.12%	0.21%
Foreign tax rate differential		(0.89%)	0.10%
Non-deductible expenses		(0.74%)	(0.23%)
Change in valuation allowance		(19.11%)	(19.20%)
Return to provision adjustment		(0.10%)	(0.47%)
Rate difference		(0.19%)	(1.26%)
Others		(0.09%)	(0.15%)
Total tax (benefit) expense		0.00%	0.00%
Statutory tax rate difference , Value	[1]	$ (38)	$ (110)
Changes in Valuation Allowance ,Value		6,077	10,323
Total tax (benefit) expense—foreign tax effects , Value		$ 284	$ (55)
Statutory tax rate difference , Rate	[1]	0.12%	0.21%
Changes in Valuation Allowance ,Rate		(19.11%)	(19.20%)
Total tax (benefit) expense—foreign tax effects , Rate		(0.89%)	0.10%
United Kingdom [Memeber]
Income Tax Disclosure [Line Items]
State and local income taxes, Value		$ (65)
Change in valuation allowance (Federal and State)		$ 400
State and local income taxes		0.21%
Change in valuation allowance		(1.26%)
Statutory tax rate difference , Value		$ (65)
Changes in Valuation Allowance ,Value		$ 400
Statutory tax rate difference , Rate		0.21%
Changes in Valuation Allowance ,Rate		(1.26%)
Australia [Member]
Income Tax Disclosure [Line Items]
State and local income taxes, Value		$ 9
Change in valuation allowance (Federal and State)		$ (60)
State and local income taxes		(0.03%)
Change in valuation allowance		0.19%
Statutory tax rate difference , Value		$ 9
Changes in Valuation Allowance ,Value		$ (60)
Statutory tax rate difference , Rate		(0.03%)
Changes in Valuation Allowance ,Rate		0.19%

[1]	The states and local jurisdictions that contribute to the majority (greater than 50%) of the tax effect in this category include Colorado, Florida, Illinois and Wisconsin.